Summary of Significant Accounting Policies (Details Narrative) - Scienture Inc [Member]	1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($)	Jun. 30, 2024 USD ($) Integer	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) Integer	Dec. 31, 2022 USD ($)
Number of reportable segment | Integer		1		1
Number of operating segment | Integer		1		1
Allowance for doubtful accounts		$ 0		$ 0	$ 0
Revenue recognized			$ 800,000	$ 800,000	$ 300,000
Termination fee	$ 1,285,000	1,285,000
Termination fee description	This agreement also requires that if the full $1,285,00 has not been repaid within two years of the early of i) commercial launch or ii) 120 from FDA approval, then interest will accrue prospectively at a rate of 8% annually on unpaid balance. Accordingly, the Company recorded a $1,285,000 termination fee liability. As of the date of issue of financial statements, the entire amount is outstanding.
State income tax rate				8.70%	7.25%
Loss before tax		$ 4,435,814	$ 471,570	$ 2,240,989	$ 3,708,378